Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Expenses [Line Items]
Net provisions for contingencies	€ 1,120	€ 886	€ 505
Total Purchases Services And Other Costs	55,622	51,548	43,278
Purchase Services And Other [Member]
Disclosure Of Operating Expenses [Line Items]
Production costs - raw, ancillary and consumable materials and goods	41,125	35,907	27,783
Production costs - services	10,625	12,228	12,727
Operating leases and other	1,820	1,684	1,672
Net provisions for contingencies	1,120	886	505
Expenses for price variation on overliftling and underlifting operations		145	240
Other expenses	1,130	931	666
Purchase Services And Other Gross Of Capitalized Direct Costs Associated With Self Constructed Assets	55,820	51,781	43,593
capitalized direct costs associated with self-constructed assets - tangible assets	(192)	(224)	(297)
capitalized direct costs associated with self-constructed assets - intangible assets	(6)	(9)	(18)
Total Purchases Services And Other Costs	€ 55,622	€ 51,548	€ 43,278